OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2010
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558


                          Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                  Pioneer Short Term Income Fund
                  Schedule of Investments 11/30/2007 (unaudited)

Shares    Floating
Rate (c)                                         Value

                  ASSET BACKED SECURITIES - 7.3 %
                  Energy - 0.2 %
                  Oil & Gas Equipment & Services - 0.2 %
400,000     7.74  Sevan Marine ASA, Floating Rate Note, 5/14/13 $   398,000
                  Total Energy                                  $   398,000
                  Consumer Services - 0.3 %
                  Restaurants - 0.3 %
685,000           Dunkin Brands Master Finance LLC,  8.28%, 6/20$   692,802
                  Total Consumer Services                       $   692,802
                  Food & Drug Retailing - 0.1 %
                  Food Retail - 0.1 %
200,000           Dominos Pizza Master Issuer LL 7.629%, 4/25/37$   193,443
                  Total Food & Drug Retailing                   $   193,443
                  Banks - 1.8 %
                  Thrifts & Mortgage Finance - 1.8 %
1,125,000         Americredit Automobile Receivable Trust 5.66%,$ 1,128,147
1,237,995         CSAB Mortgage Backed Trust 6.0%, 11/25/36       1,241,996
42,389      4.85  Greenpoint Mortgage Funding, Floating Rate Not     42,368
735,138           HEMT 2004-6 M2, 5.321%, 4/25/35                   551,133
501,000           Honda Auto Receivables Owner Trust, 5.1%, 3/18    504,057
500,000           Local Insight Media Finance Ll, 5.88%, 10/23/3    476,692
95,186      5.65  Taganka Car Loan Finance Plc, Floating Rate No     91,378
                                                                $ 4,035,771
                  Total Banks                                   $ 4,035,771
                  Diversified Financials - 2.6 %
                  Asset Management & Custody Banks - 0.4 %
752,882     5.19  SPSAC 1998-1 A1, Floating Rate Note, 3/25/28  $   734,654
129,119     5.06  TMTS 2005-7SL A1, Floating Rate Note, 7/25/35     126,986
                                                                $   861,640
                  Consumer Finance - 0.6 %
945,522     5.27  RFMS2 2003-HI1 M1, 5.27% 4/25/28              $   901,889
145,374     5.76  SAST 2002-1 M1, Floating Rate Note, 1/25/32       128,699
182,483     5.69  SAST 2002-2 M1, Floating Rate Note, 8/25/32       180,684
                                                                $ 1,211,272
                  Diversified Financial Services - 0.5 %
925,804     6.35  Bear Stearns Asset Backed Securities, Inc.    $   943,993
313,412           Power Receivables Finance, 6.29%, 1/1/12 (144A    327,666
                                                                $ 1,271,659
                  Specialized Finance - 1.1 %
300,000     6.44  Aegis Asset Backed Securities, Floating Rate N$   254,943
1,070,358   5.15  Aegis Asset Backed Securities, Floating Rate N  1,043,655
452,156           Conseco Finance 7.05%, 4/15/32                    453,499
433,702           Conseco Finance Floating Rate Note, 11/15/32      435,000
250,000     2.75  MBNA Credit Card Master Note, Floating Rate No    247,625
                                                                $ 2,434,722
                  Total Diversified Financials                  $ 5,779,293
                  Government - 2.3 %
                  Government - 2.2 %
3,151,332   4.55  Federal Home Loan Mortgage Corp., 4.511%, 5/1/$ 3,192,429
960,678     6.12  Federal Home Loan Mortgage Corp., 6.134%, 10/1    971,910
4,549             Federal Home Loan Mortgage Corp., 7.25%, 8/1/3      4,599
758,691     7.02  Federal Home Loan Mortgage Corp., 7.3%, 10/1/3    769,945
                                                                $ 4,938,883
                  Total Government                              $ 4,938,883
                  TOTAL ASSET BACKED SECURITIES
                  (Cost  $16,193,546)                           $16,038,192
                  COLLATERALIZED MORTGAGE OBLIGATIONS - 46.2 %
                  Banks - 20.4 %
                  Thrifts & Mortgage Finance - 20.4 %
1,317,340         ABN Amro Mortgage Corp., 4.75%, 5/25/18       $ 1,317,888
4,000,000   5.01  American Home Mortgage Investment, Floating Ra  3,983,921
1,465,514   5.09  American Home Mortgage Investment,  Floating R  1,439,694
479,512           CDMC 2003-2P A3, 5.45%, 11/25/19                  483,378
2,874,753         Chase Mortgage Finance Corp., 6.0%, 1/25/34     2,900,992
1,506,299         CMLTI 2003-UP3 A1, 7.0% 9/25/33                 1,556,820
743,614     4.75  CMLTI 2005-1 2A1A, Floating Rate Note, 4/25/35    743,902
1,137,152         CMLTI 2005-9 2SX2, 5.5%, 11/25/35                 203,975
171,499     5.67  CMOT 44 F, Floating Rate Note,  7/1/18            171,508
595,944           CSFB 2004-C2 A1, 3.819%, 5/15/36                  579,118
504,141     4.88  CSMC 2006-3 1A1A, Floating Rate Note, 4/25/36     502,772
775,000           GECMC 2005-C1 A2, 4.353%, 6/10/48                 767,287
2,000,000         GS Mortgage Securities Corp., 4.602% , 8/10/38  1,988,556
3,500,000         GS Mortgage Securities Corp., 6.771%, 5/3/18    3,793,530
123,903     5.99  Impac Cmb Trust, Floating Rate Note, 11/25/34     111,662
3,381,265   5.11  Impac Cmb Trust, Floating Rate Note, 9/25/34    3,355,538
151,338     5.06  Impac Securities Assets Corp., Floating Rate N    156,847
825,029           JP Morgan Mortgage Trust, 6.0%, 8/25/36           123,969
675,000           JPMCC 2004-CB8 A2, 3.837%, 1/12/39                654,741
745,434     5.31  LBSBC 2005- 2 A M2, Floating Rate Note, 9/25/3    712,481
1,904,405         LBSBC 2007- 2 A1, 5.57%, 3/25/37                1,897,229
2,500,000         LBUBS 2001-C2 C, 6.975%, 9/15/34                2,653,122
1,000,000         LBUBS 2002-CA A3, 6.226%, 3/15/26               1,011,580
606,757           LBUBS 2005-C2 A2, 4.81%, 4/15/30                  606,869
165,138           Merrill Lynch Mortgage Trust, 4.446%, 9/12/42           0
1,478,875   5.03  MLCC 199-A A, Floating Rate Note, 3/15/25       1,457,972
1,100,000         Popular ABS Mortgage Pass Through Trust, 5.181  1,051,285
3,628,616   6.34  Residential Asset Mortgage, Products, Inc., Fl  3,724,243
1,000,000   5.08  SARM 2007-2 M1, Floating Rate Note, 3/25/37       799,466
1,000,000         SBA CMBS Trust, 5.451%, 11/15/36                  998,120
344,650     5.06  SEMT 2004-10 A2, Floating Rate Note, 11/20/34     342,219
1,166,175   5.06  SEMT 2005-1 A2, 5.8325%, 2/20/35                1,132,267
1,240,430   7.20  Structured Asset Mortgage Investments, Inc., F  1,245,521
335,071     6.30  Thornburg Mortgage Securities, Floating Rate N    338,724
528,971     5.16  Thornburg Mortgage Securities, Floating Rate N    527,774
1,000,000   3.50  Wells Fargo Mortgage Backed Securities, Floati    992,310
425,000     3.54  Wells Fargo Mortgage Backed Securities, Floati    419,917
                                                                $44,747,197
                  Total Banks                                   $44,747,197
                  Diversified Financials - 14.8 %
                  Consumer Finance - 0.4 %
815,788           Asset Securitization Corp., 6.75%, 2/14/43    $   815,870
                  Investment Banking & Brokerage - 0.4 %
939,326     4.82  Lehman Brothers Floating Rate, 5.56%, 9/15/21 $   916,944
                  Diversified Financial Services - 13.9 %
88,424            Banc of America Commercial Mortgage Inc., 7.10$    88,590
1,267,084         Banc of America Mortgage Securities, 4.0%, 4/2  1,261,423
20,710            CNH Equipment Trust, 5.18%, 11/17/08               20,705
538,676     5.33  Countrywide Asset Backed Certificates, Floatin    530,880
6,034,995         Countrywide Home Loans, 5.5%, 10/25/32          6,013,764
3,500,000         CS First Boston Mortgage Security, 7.13%, 11/1  3,595,186
314,888           CS First Boston Mortgage Security, 7.325%, 4/1    315,909
953,186     5.64  CS First Boston Mortgage Security, Floating Ra    953,010
275,866     5.75  CS First Boston Mortgage Security, Floating Ra    274,387
125,000     5.44  CS First Boston Mortgage Security, Floating Ra    119,662
189,760     6.65  First Horizon Mortgage Pass- Through Trust, 12    190,539
184,937     6.28  First Horizon Mortgage Pass- Through Trust, 2/    188,454
310,969           Ford Credit Auto Owner Trust, 3.72%, 10/15/09     309,109
350,000           Greenwich Capital Commercial 4.022% 1/5/36        345,372
1,875,927         J.P. Morgan Alternative Loan Trust, 5.63%, 8/2  1,879,834
1,497,530         LB-UBS Commercial Mortgage, 6.27%, 6/15/20      1,499,944
362,982     6.56  Morgan Stanley Capital I, 6.56%, 11/18/35         362,572
1,000,000   7.22  Morgan Stanley Capital I, Floating Rate Note,   1,016,464
3,380,002         RAAC Series, 6.0%, 1/25/32                      3,374,183
3,772,476   5.68  RALI 2005-QA10 A41, 5.7412%, 9/25/35            3,700,938
414,695           Regions Auto Receivables Trust, 3.07%, 9/15/10    414,193
754,007           Residential Accredit Loans, Inc., 6.6352%, 7/2    756,975
3,121,530         Residential Funding Mortgage Securities I, 5.2  3,130,407
310,529           USAA Auto Owner Trust, 5.16%, 11/16/09            310,552
                                                                $30,653,052
                  Total Diversified Financials                  $32,385,866
                  Government - 11.0 %
                  Government - 11.0 %
177,135           Federal Home Loan Bank, 4.84%, 1/25/12        $   182,945
627,288           Federal Home Loan Mortgage Association, 5.0%,     627,693
2,136             Federal Home Loan Mortgage Association, 6.0%,       2,132
102,587           Federal Home Loan Mortgage Corp.,  4.0%, 12/15     99,434
1,142,541         Federal Home Loan Mortgage Corp.,  4.0%, 12/15  1,123,450
45,700            Federal Home Loan Mortgage Corp.,  4.5%, 6/15/     45,458
202,988           Federal Home Loan Mortgage Corp.,  5.0%, 1/15/    203,371
754,116           Federal Home Loan Mortgage Corp.,  5.0%, 8/15/    754,576
1,625,000         Federal Home Loan Mortgage Corp.,  5.5%, 10/15  1,653,305
1,741             Federal Home Loan Mortgage Corp.,  6.0%, 6/15/      1,737
344,193           Federal Home Loan Mortgage Corp.,  6.0%, 6/15/    349,744
95,690            Federal Home Loan Mortgage Corp., 4.0%, 4/15/2     94,106
3,274,799         Federal Home Loan Mortgage Corp., 4.0%, 9/15/1  3,235,456
940,639           Federal Home Loan Mortgage Corp., 4.5%, 8/15/1    928,997
909,986           Federal Home Loan Mortgage Corp., 5.5%, 12/15/    917,107
344,193           Federal Home Loan Mortgage Corp., 5.5%, 6/15/3    346,736
668,531           Federal Home Loan Mortgage Corp., 5.875%, 5/15    677,407
1,416,368         Federal Home Loan Mortgage Corp., 6.0%, 12/15/  1,440,642
448,667           Federal Home Loan Mortgage Corp., 6.1%, 9/15/1    448,097
302,865           Federal National Mortgage Association, 4.0%, 11   299,330
900,209     4.50  Federal National Mortgage Association, 4.5%, 1    896,957
1,659,944         Federal National Mortgage Association, 4.5%, 3  1,649,620
564,782           Federal National Mortgage Association, 5.0%, 1    564,441
480,435           Federal National Mortgage Association, 5.0%, 8    479,382
1,291,301         Federal National Mortgage Association, 5.5%, 4  1,302,179
171,023           Federal National Mortgage Association, 6.0%, 3    170,969
86,080            Federal National Mortgage Association, 6.5%, 4     86,206
906,460           Federal National Mortgage Association, Benchma    908,124
1,494,394         Federal National Mortgage Association, Benchma  1,506,153
754,804           Federal National Mortgage Association, Benchma    764,574
2,315,399   6.37  Federal National Mortgage Association, Grantor  2,371,245
                                                                $24,131,573
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost  $101,150,510)                          $101,264,636
                  CORPORATE BONDS - 17.1 %
                  Energy - 0.6 %
                  Oil & Gas Equipment & Services - 0.2 %
500,000           Weatherford Intl Inc., 6.625%, 11/15/11       $   531,891
                  Oil & Gas Exploration & Production - 0.3 %
776,000           Ras Laffan Liquid Natural Gas, 3.437%, 9/15/09$   772,430
                  Total Energy                                  $ 1,304,321
                  Materials - 0.3 %
                  Diversified Chemical - 0.1 %
200,000           ICI Wilmington, 4.375%, 12/1/08               $   199,403
                  Paper Packaging - 0.1 %
300,000           Sealed Air Corp., 5.375%, 04/15/08 (144A)     $   299,482
                  Steel - 0.1 %
180,000           Nucor Corp., 5.0%, 12/1/12                    $   180,546
                  Total Materials                               $   679,431
                  Capital Goods - 2.7 %
                  Building Products - 0.2 %
500,000     9.12  Builders Firstsource Inc., Floating Rate Note,$   440,000
                  Construction & Farm Machinery & Heavy Trucks - 0.3 %
225,000           Caterpillar Financial Service Corp., 3.8%, 2/8$   224,297
500,000           Caterpillar Financial Services, 4.3%, 6/1/10      499,176
                                                                $   723,473
                  Industrial Conglomerates - 1.9 %
2,000,000         General Electric Capital Corp., 3.750%, 12/15/$ 1,982,504
1,500,000         General Electric Capital Corp., 5.5%, 11/15/11  1,501,073
250,000           General Electric Corp., 4.0%, 6/15/09             249,582
500,000           General Electric Corp., 4.125%, 3/4/08            498,551
                                                                $ 4,231,710
                  Trading Companies & Distributors - 0.3 %
500,000           GATX  Corp., 5.5%, 2/15/12                    $   513,448
                  Total Capital Goods                           $ 5,908,631
                  Automobiles & Components - 0.1 %
                  Automobile Manufacturers - 0.1 %
250,000           Hyundai Motor Co., Ltd., 5.3%, 12/19/08 (144A)$   250,496
                  Total Automobiles & Components                $   250,496
                  Consumer Durables & Apparel - 0.5 %
                  Home Furnishings - 0.4 %
750,000           Mohawk Industries, Inc., 5.75%, 1/15/11       $   770,144
                  Homebuilding - 0.1 %
250,000           Centex Corp., 4.75%, 1/15/08                  $   248,175
                  Total Consumer Durables & Apparel             $ 1,018,319
                  Media - 0.6 %
                  Broadcasting & Cable TV - 0.6 %
1,000,000         Comcast Cable Corp., 6.875%, 6/15/09          $ 1,030,956
300,000           Cox Enterprises, Inc., 4.375%, 5/1/08 (144A)      298,481
                                                                $ 1,329,437
                  Total Media                                   $ 1,329,437
                  Retailing - 0.4 %
                  General Merchandise Stores - 0.4 %
800,000           Target Corp., 3.375%, 3/1/08                  $   795,962
                  Total Retailing                               $   795,962
                  Food & Drug Retailing - 0.1 %
                  Food Distributors - 0.1 %
200,000           Cadbury Schweppes US Financial, 3.875%, 10/1/0$   198,348
                  Total Food & Drug Retailing                   $   198,348
                  Food Beverage & Tobacco - 0.6 %
                  Brewers - 0.1 %
250,000           Miller Brewing Co., 4.25%, 8/15/08 (144A)     $   248,402
                  Soft Drinks - 0.5 %
500,000           Pepsico, Inc., 4.65%, 2/15/13                 $   499,773
500,000           Pepsico, Inc., 5.15%, 5/15/12                     514,163
                                                                $ 1,013,936
                  Total Food Beverage & Tobacco                 $ 1,262,338
                  Household & Personal Products - 0.5 %
                  Personal Products - 0.5 %
1,000,000         Gillette Co., 2.50%, 6/1/08                   $   987,938
                  Total Household & Personal Products           $   987,938
                  Health Care Equipment & Services - 0.5 %
                  Health Care Equipment - 0.5 %
1,000,000         Becton Dickinson & Co., 7.150%, 10/1/09       $ 1,053,492
                  Total Health Care Equipment & Services        $ 1,053,492
                  Pharmaceuticals & Biotechnology - 0.2 %
                  Pharmaceuticals - 0.2 %
500,000           Abbott Laboratories, 5.15%, 11/30/12          $   512,310
                  Total Pharmaceuticals & Biotechnology         $   512,310
                  Banks - 0.8 %
                  Diversified Banks - 0.8 %
500,000           First Tennessee Bank, 5.316%, 12/8/08         $   501,099
300,000           Popular North America, Inc., 3.875%, 10/1/08      296,263
1,000,000         TNK-BP Finance SA, 7.5%, 3/13/13 (144A)         1,023,400
                                                                $ 1,820,762
                  Total Banks                                   $ 1,820,762
                  Diversified Financials - 5.2 %
                  Consumer Finance - 1.2 %
50,000            Ford Motor Credit Co., 4.95%, 1/15/08         $    49,801
500,000           Household Finance Co., 4.125%, 11/16/09           493,215
1,000,000         Household Finance Co., 5.9%, 6/19/12            1,018,632
100,000     4.02  Household Finance Corp., Floating Rate Note, 8     99,803
900,000     4.75  SLM Corp., Floating Rate Note, 4/18/08            894,208
100,000     3.85  SLM Corp., Floating Rate Note, 12/15/08            95,735
                                                                $ 2,651,394
                  Investment Banking & Brokerage - 0.6 %
500,000           Merrill Lynch & Co Inc., 4.125%, 9/10/09      $   492,173
1,000,000   6.22  Residential Capital Corp., 5.85%, 6/9/08 (b)      840,000
                                                                $ 1,332,173
                  Multi-Sector Holding - 0.1 %
250,000     9.28  Blue Fin, Ltd., Floating Rate Note, 4/10/12   $   246,350
                  Diversified Financial Services - 1.8 %
250,000     5.82  Citigroup, Inc., Floating Rate Note, 3/16/12  $   245,129
2,000,000   5.49  Premium Asset, 3.81%,10/8/09 (144A)             2,000,676
1,000,000   3.25  SLM Corp., Floating Rate Note, 2/1/10             902,880
1,000,000         USAA Cap Corp., 4.0%, 12/10/07                    999,781
                                                                $ 4,148,466
                  Specialized Finance - 1.4 %
850,000     7.59  Alfa Dividend Payment Rights Financial, Floati$   818,125
500,000           Citigroup,Inc., 7.625%, 11/30/12                  504,400
500,000     5.83  Citigroup, Inc., Floating Rate Note, 6/8/09       478,006
500,000           National Rural Utilities, 5.4%, 10/15/13          508,192
250,000    17.19  Spinnaker Capital Catastrophe, Floating Rate N    262,450
500,000    19.00  Sucessor Hurricane Ind, Floating Rate Note, 12    500,150
                                                                $ 3,071,323
                  Total Diversified Financials                  $11,449,706
                  Insurance - 2.5 %
                  Life & Health Insurance - 0.9 %
2,000,000         Protective Life, 4.0%, 10/7/09                $ 2,007,276
                  Property & Casualty Insurance - 1.4 %
2,000,000         Berkshire Hathway, Inc., 3.375%, 10/15/08     $ 1,977,248
1,000,000         Pacific Life, 3.75%, 1/15/09 (144A)               987,932
                                                                $ 2,965,180
                  Reinsurance - 0.2 %
250,000     9.01  Foundation RE, Ltd., Floating Rate Note, 11/24$   245,950
250,000    14.07  Residential Rein 2005 Cat Bond, Floating Rate     249,938
                                                                $   495,888
                  Total Insurance                               $ 5,468,344
                  Technology Hardware & Equipment - 0.2 %
                  Computer Hardware - 0.2 %
200,000           Hewlett-Pack Co., 3.625%, 3/15/08             $   199,133
250,000           NCR Corp., 7.125%, 6/15/09                        259,140
                                                                $   458,273
                  Total Technology Hardware & Equipment         $   458,273
                  Telecommunication Services - 0.7 %
                  Integrated Telecommunication Services - 0.7 %
1,000,000         BellSouth Corp., 4.2%, 09/15/09               $   992,195
250,000           Telecom Italia Capital, 4.0%, 11/15/08            245,895
290,000           Telecom Italia Capital, 4.875%, 10/1/10           290,215
                                                                $ 1,528,305
                  Total Telecommunication Services              $ 1,528,305
                  Utilities - 0.7 %
                  Electric Utilities - 0.2 %
500,000           Entergy Gulf States, 3.6%, 6/1/08             $   495,306
                  Multi-Utilities - 0.5 %
500,000           Consolidated Edison, Inc., 3.625%, 8/1/08     $   495,567
500,000           Consolidated Edison, Inc., 4.7%, 6/15/09          501,022
                                                                $   996,589
                  Total Utilities                               $ 1,491,895
                  TOTAL CORPORATE BONDS
                  (Cost  $37,684,349)                           $37,518,308
                  US GOVERNMENT AGENCY & OBLIGATIONS - 27.6 %
1,000,000         Federal Home Loan Bank, 5.5%, 6/5/09          $ 1,000,088
1,000,000         Federal Home Loan Bank, 5.625%, 4/25/11         1,006,495
106,517           Federal Home Loan Corp., 5.5%, 12/1/08            106,903
7,582             Federal Home Loan Corp., 5.5%, 4/1/08               7,597
1,000,000         Federal Home Loan Mortgage Corp.,  5.2%, 2/22/  1,002,474
1,000,000         Federal Home Loan Mortgage Corp.,  5.6%, 4/25/  1,006,399
1,428,679         Federal Home Loan Mortgage Corp.,  5.75%, 12/1  1,450,111
1,000,000         Federal Home Loan Mortgage Corp.,  5.75%, 7/20  1,032,084
236,228           Federal Home Loan Mortgage Corp.,  6.0%, 10/15    235,758
2,364,153         Federal Home Loan Mortgage Corp.,  6.0%, 3/15/  2,368,482
147,982           Federal Home Loan Mortgage Corp., 3.0%, 8/1/10    142,167
850,828           Federal Home Loan Mortgage Corp., 4.0%, 12/1/0    848,117
695,319           Federal Home Loan Mortgage Corp., 4.0%, 4/15/2    693,165
139,870           Federal Home Loan Mortgage Corp., 4.5%, 3/1/08    139,373
144,437           Federal Home Loan Mortgage Corp., 4.5%, 4/1/08    143,923
374,433           Federal Home Loan Mortgage Corp., 4.5%, 9/1/09    372,647
897,648           Federal Home Loan Mortgage Corp., 4.5%, 9/1/12    881,208
493,532           Federal Home Loan Mortgage Corp., 5.0%, 11/1/1    495,203
79,149            Federal Home Loan Mortgage Corp., 5.0%, 12/1/0     78,958
785,267           Federal Home Loan Mortgage Corp., 5.0%, 2/1/21    784,288
538,716           Federal Home Loan Mortgage Corp., 5.0%, 9/1/11    538,874
1,004,494         Federal Home Loan Mortgage Corp., 5.375%, 8/15  1,007,931
60,145            Federal Home Loan Mortgage Corp., 5.5%, 9/1/08     60,363
528,811     7.28  Federal Home Loan Mortgage Corp., 5.505%, 12/1    534,544
1,725,317         Federal Home Loan Mortgage Corp., 5.75%, 12/15  1,746,371
800,000           Federal Home Loan Mortgage Corp., 5.75%, 8/11/    810,116
535,534           Federal Home Loan Mortgage Corp., 6.0%, 6/1/09    540,352
507,033     6.38  Federal Home Loan Mortgage Corp., 6.064%, 11/1    510,386
18,241            Federal Home Loan Mortgage Corp., 6.303%, 7/1/     18,693
1,515,950         Federal Home Loan Mortgage Corp., 6.44%, 10/1/  1,542,437
2,543,969         Federal Home Loan Mortgage Corp., 6.5%, 10/1/3  2,616,259
499,999           Federal Home Loan Mortgage Corp., 6.5%, 11/1/3    514,116
52,234            Federal Home Loan Mortgage Corp., 6.5%, 3/1/11     53,504
40,096            Federal Home Loan Mortgage Corp., 6.5%, 6/1/17     41,343
129,237           Federal Home Loan Mortgage Corp., 6.5%, 7/1/16    133,504
716               Federal Home Loan Mortgage Corp., 6.50%, 12/01        721
12,905            Federal Home Loan Mortgage Corp., 6.533%, 11/1     13,134
8,220             Federal Home Loan Mortgage Corp., 6.571%, 4/1/      8,334
4,465             Federal Home Loan Mortgage Corp., 6.837%, 4/1/      4,526
18,043            Federal Home Loan Mortgage Corp., 6.888%, 11/1     18,568
12,801            Federal Home Loan Mortgage Corp., 6.985%, 5/1/     12,924
4,904             Federal Home Loan Mortgage Corp., 7.035%, 4/1/      4,993
9,810             Federal Home Loan Mortgage Corp., 7.142%, 1/1/      9,962
325,683     7.24  Federal Home Loan Mortgage Corp., 7.245%, 8/1/    329,150
17,666            Federal Home Loan Mortgage Corp., 7.295%, 6/1/     17,984
143,595           Federal Home Loan Mortgage Corp., 7.393%, 11/1    144,450
25,525            Federal Home Loan Mortgage Corp., 7.484%, 2/1/     25,724
105,304           Federal Home Loan Mortgage Corp., 7.652%, 4/1/    105,921
84,332            Federal Home Loan Mortgage Corp., 7.680%, 1/1/     85,011
6,269             Federal Home Loan Mortgage Corp., 7.936%, 2/1/      6,387
1,329,427         Federal National Mortgage Association,  5.0%,   1,326,532
1,500,000         Federal National Mortgage Association,  5.1%,   1,501,934
380,544           Federal National Mortgage Association,  6.0%,     390,856
23,252            Federal National Mortgage Association, 3.5%, 5     23,153
555,000           Federal National Mortgage Association, 4.375%,    563,876
135,047           Federal National Mortgage Association, 4.5%, 1    134,541
1,000,000         Federal National Mortgage Association, 4.5%, 12   993,494
121,603           Federal National Mortgage Association, 5.0%, 1    121,815
81,753            Federal National Mortgage Association, 5.0%, 3     81,895
597,680           Federal National Mortgage Association, 5.0%, 7    608,302
1,000,000         Federal National Mortgage Association, 5.25%,   1,017,759
1,000,000         Federal National Mortgage Association, 5.4%, 4  1,004,926
349,110           Federal National Mortgage Association, 5.469%,    351,828
33,742            Federal National Mortgage Association, 5.5%, 1     34,276
825,197           Federal National Mortgage Association, 5.5%, 1    827,095
2,000,000         Federal National Mortgage Association, 5.65%,   2,010,812
363,495           Federal National Mortgage Association, 5.765%,    366,566
411,531           Federal National Mortgage Association, 6.0%, 2    418,951
1,000,000         Federal National Mortgage Association, 6.07%,   1,008,149
829,879           Federal National Mortgage Association, 6.339%,    842,718
991,320           Federal National Mortgage Association, 6.5%, 4  1,031,976
51,320            Federal National Mortgage Association, 6.5%, 6     53,138
988,427           Federal National Mortgage Association, 6.5%, 6  1,017,979
38,364            Federal National Mortgage Association, 6.5%, 6     39,684
41,983            Federal National Mortgage Association, 6.5%, 7     43,421
7,927             Federal National Mortgage Association, 6.5%, 8      8,208
9,242             Federal National Mortgage Association, 6.5%, 8      9,573
111,303           Federal National Mortgage Association, 6.5%, 8    115,022
542,431           Federal National Mortgage Association, 7.0%, 1    564,756
732,270           Federal National Mortgage Association, 7.0%, 1    770,456
467,670           Federal National Mortgage Association, 7.0%, 5    482,560
250,940           Federal National Mortgage Association, 7.0%, 7    255,337
516,490           Federal National Mortgage Association, 7.0%, 7    539,705
1,514,049         Federal National Mortgage Association, 7.0%, 7  1,573,042
508,211           Federal National Mortgage Association, 7.0%, 8    526,342
105,387           Federal National Mortgage Association, 7.243%,    107,020
202,398           Federal National Mortgage Association, 7.405%,    205,598
460,087           Federal National Mortgage Association, 7.586%,    468,876
257,941           Federal National Mortgage Association, 8.0%, 4    271,233
1,832,953         Government National Mortgage Association, 6.0%  1,880,258
75,524            Government National Mortgage Association, 6.0%     77,063
399,651           Government National Mortgage Association, 6.5%    413,660
156,242           Government National Mortgage Association, 6.5%    162,602
184,068           Government National Mortgage Association, 6.5%    191,099
32,371            Government National Mortgage Association, 7.0%     32,964
70,518            Government National Mortgage Association, 7.0%     73,477
739,002           Government National Mortgage Association, 7.5%    776,987
5,823             Government National Mortgage Association, 7.5%      5,949
7,786             Government National Mortgage Association, 7.5%      7,954
125,790           Government National Mortgage Association, 7.5%    132,431
4,135             Government National Mortgage Association, 7.50      4,224
47,272            Government National Mortgage Association, 7.50     48,923
22,694            Government National Mortgage Association, 8.0%     22,991
59,254            Government National Mortgage Association, 8.0%     60,833
24,413            Government National Mortgage Association, 8.0%     25,310
13,032            Government National Mortgage Association, 8.0%     13,510
8,973             Government National Mortgage Association, 8.5%      9,323
16,272            Government National Mortgage Association, 8.5%     16,907
3,000,000         U.S. Treasury Bond, 4.37%, 03/31/12             3,134,298
1,000,000         U.S. Treasury Bond, 4.5%, 5/15/10               1,034,844
2,100,700         U.S. Treasury Inflation Notes, 2.0%, 1/15/16    2,166,347
1,032,280         U.S. Treasury Inflation Notes, 2.5%, 7/15/16    1,108,411
800,000           U.S. Treasury Notes, 3.625%, 6/15/10              811,687
1,200,000         U.S. Treasury Notes, 4.75%, 5/15/14             1,276,500
                                                                $60,453,978
                  TOTAL US GOVERNMENT AGENCY & OBLIGATIONS
                  (Cost  $59,564,861)                           $60,453,978
                  SENIOR SECURED FLOATING RATE LOAN INTERESTS - 0.2 % *
                  Pharmaceuticals & Biotechnology - 0.2 %
                  Pharmaceuticals - 0.2 %
550,000     9.08  Talecris Biotherapeutics Hold, 3.0%, 12/6/13  $   546,333
                  Total Pharmaceuticals & Biotechnology
                  (Cost  $543,734)                              $   546,333
                  Temporary Cash Investments - 1.6 %
                  Commercial Paper - 1.2 %
2,600,000         BNP Paribas Financial, Inc., 4.625%, 12/3/07  $ 2,600,000
                  Security Lending Collateral - 0.4%
856,629           Securities Lending Investment Fund, 4.94%     $   856,629
                  TOTAL TEMPORARY CASH INVESTMENT
                  (Cost  $3,456,629)                            $ 3,456,629
                  TOTAL INVESTMENT IN SECURITIES 100.1%
                  (Cost  $217,737,000) (a)                      $219,278,076
                  OTHER ASSETS AND LIABILITIES - (0.1)%         $ (121,735)
                  TOTAL NET ASSETS - 100.0%                     $219,156,341


* Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally
                  to qualified institutional buyers in a transaction exempt from registration. At November 30, 2007, the value of these securities
                  4.6% of total net assets.

(a) At August 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $217,922,109 was as follows:

                  Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cos$ 2,073,418

                  Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value(1,574,088)

                  Net unrealized gain                           $  499,330

(b) At November 30, 2007, the following securities were out on loan:

Shares                             Description                     Value
989,750           Residential Capital Corp., 5.85%, 6/9/08      $ 845,421
                  Total                                         $ 845,421

(c) Debt obligation with a variable interest rate. Rate shown is rate at period end.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 29, 2008

* Print the name and title of each signing officer under his or her signature.